Securities - Summary of Interest Income Calculated Using Effective Interest Method (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022
Disclosure Of interest, dividend and fee income [Line Items]
Total	$ 6,093	$ 1,973
FVTPL securities [member]
Disclosure Of interest, dividend and fee income [Line Items]
Total	66	28
FVOCI securities [member]
Disclosure Of interest, dividend and fee income [Line Items]
Total	2,517	650
Amortized cost securities [member]
Disclosure Of interest, dividend and fee income [Line Items]
Total	$ 3,510	$ 1,295